Long-term Debt - Lease obligation/payments table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 6,292
2016	6,612
2017	6,947
2018	6,889
2019	16,395
Over 5 Years	50,846
Total	$ 93,981